Dividends	12 Months Ended
Dec. 31, 2024
Dividends [Abstract]
Dividends	Dividends
During 2022, the Company declared and paid four quarterly consecutive dividends of $0.05 per common share totaling $24,142. During 2023, the Company declared and paid four quarterly consecutive dividends of $0.05 per common share totaling $22,678. During 2024, the Company declared and paid four quarterly consecutive dividends of $0.05 per common share totaling $21,502.
During 2022, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $2,356, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390. During 2023, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $1,610, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390. During 2024, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $1,610, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390.